Intangible assets, net (Details 1) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Intangible Assets Net
2023	$ 1,090,395
2024	1,063,923
2025	1,014,309
2026	645,874
Thereafter	168,086
Total	$ 3,982,587	$ 4,778,481